Annual Total Returns - BLACKROCK LIFEPATH INDEX 2055 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2055 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	16.49%
Annual Return 2013	22.60%
Annual Return 2014	7.19%
Annual Return 2015	(0.89%)
Annual Return 2016	8.06%
Annual Return 2017	21.08%
Annual Return 2018	(8.13%)
Annual Return 2019	26.54%
Annual Return 2020	14.69%